Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 43,340	$ 51,037	$ 49,195
State and local income taxes, less federal income tax effect	4,323	4,601	4,733
Uncertain tax position adjustments	(1,782)
Nondeductible expenses	1,250	1,137	1,062
Other --net	(529)	(260)	(413)
Income tax provision	$ 46,602	$ 56,515	$ 54,577
Effective tax rate	37.60%	38.80%	38.80%
Statutory rate	35.00%